Related Party Transactions	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions
30.	RELATED PARTY TRANSACTIONS

Key management of the Corporation includes the members of the Board, the Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, Chief Corporate Development Officer, Executive Vice-President and Chief Legal Officer, Chief Technology Officer, and certain other key members of management.

The compensation of such key management for the years ended December 31, 2018 and 2017 included the following:

	Year Ended December 31,
In thousands of U.S. Dollars	2018	2017
Salaries, bonuses and short-term employee benefits	10,320	4,514
Director retainers	796	729
Stock-based payments	6,824	3,799
	17,940	9,042

The remuneration of the Chief Executive Officer, Chief Financial Officer, Chief Technology Officer, Chief Operating Officer, Chief Corporate Development Officer, Executive Vice-President and Chief Legal Officer consists primarily of a salary, cash bonuses and share-based awards and was negotiated at arm’s length. Director retainers include both retainers, committee fees and share-based awards.